Trade Accounts Receivable, Net (Details) - Schedule of fair value and carrying amount - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value And Carrying Amount Abstract
Carrying amount	S/ 818,354	S/ 773,657
Fair value	S/ 810,539	S/ 863,497